Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,317,621	$ 3,256,824	$ 3,250,805	$ 3,331,827	$ 3,220,590	$ 3,204,789	$ 3,206,371	$ 3,167,915	$ 3,056,662	$ 6,564,847	$ 6,552,417	$ 13,060,046	$ 12,635,737	$ 11,663,118
Operating income (loss)	502,238	622,091	632,210	710,709	985,390	503,932	455,386	526,410	457,825	1,076,208	1,696,099	2,950,400	1,943,553	1,389,150
Net income (loss)	$ 221,910	$ 330,516	$ 297,001	$ 349,292	$ 548,874	$ 242,628	$ 232,293	$ 255,530	$ 218,225	$ 499,400	$ 898,166	$ 1,525,683	$ 948,676	$ 603,655